11. Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
11.	Property, Plant and Equipment, net

Property, plant and equipment, net as of December 31, 2019 and 2018 consisted of the following:

	December 31,	December 31,
	2019	2018
Photovoltaic solar systems	$32,288	$24,375
Bitcoin mining equipment	4,045	–
Furniture, fixtures and equipment	586	517
Automobile	468	489
Computers	173	1,177
Leasehold improvements	187	188
	37,747	26,746
Less: accumulated depreciation	(3,636)	(5,505)
	34,111	21,241
Less: impairment	(2,328)	(91)
	$31,783	$21,150

The costs of PV solar system include costs of acquiring permits, construction fees of PV solar system, costs of items installed in the PV solar system including solar panels, and other costs incurred that are directly attributable to getting the PV solar system ready for its intended use of grid connection with customer for supply of electricity. Depreciation of property, plant and equipment was $1,981, $1,204 and $1,159 from continuing operations for the years ended December 31, 2019, 2018 and 2017, respectively. Impairment loss on property, plant and equipment of $2,235, $nil and $53 from continuing operations for the years ended December 31, 2019, 2018 and 2017, respectively.